Revenue recognition - Allowance and Reserve (Details) $ in Thousands	9 Months Ended
Sep. 30, 2017 USD ($)
Revenue recognition
Reserve for returns	$ 0
Percentage of patient’s cost of branded prescription drugs related to the Medicare Part D Coverage Gap for which manufacturers of pharmaceutical products are responsible	50.00%
Temporary supply period	60 days
Financial need period	12 months